Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of February 2017

Collection Period Start	1-Feb-17	Distribution Date	15-Mar-17
Collection Period End	28-Feb-17	30/360 Days	30
Beg. of Interest Period	15-Feb-17	Actual/360 Days	28
End of Interest Period	15-Mar-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		892,857,285.72	412,223,270.68	374,378,317.57	0.4193036
Total Securities		892,857,285.72	412,223,270.69	374,378,317.58	0.4193036
Class A-1 Notes	0.400000%	91,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.990000%	135,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	197,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.400000%	252,000,000.00	194,365,984.97	156,521,031.86	0.6211152
Class A-4 Notes	1.580000%	75,000,000.00	75,000,000.00	75,000,000.00	1.0000000
Certificates	0.000000%	142,857,285.72	142,857,285.72	142,857,285.72	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	37,844,953.11	226,760.32	150.1783854	0.8998425
Class A-4 Notes	0.00	98,750.00	0.0000000	1.3166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	37,844,953.11	325,510.32

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				5,704,568.28
Monthly Interest				2,032,333.50
Total Monthly Payments				7,736,901.78

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				364,225.05
Aggregate Sales Proceeds Advance				16,752,835.05
Total Advances				17,117,060.10

Vehicle Disposition Proceeds:
Reallocation Payments				24,785,838.58
Repurchase Payments				1,316,728.80
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				6,248,838.27
Excess Wear and Tear and Excess Mileage				250,019.74
Remaining Payoffs				0.00
Net Insurance Proceeds				486,982.13
Residual Value Surplus				628,102.10
Total Collections				58,570,471.50

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	16,537,021.58			1,338
Involuntary Repossession	224,583.00			16
Voluntary Repossession	83,691.00			6
Full Termination	7,926,778.00			578
Bankruptcty	13,765.00			1
Insurance Payoff		479,723.79		33
Customer Payoff			253,920.52	14
Grounding Dealer Payoff			3,678,510.88	218
Dealer Purchase			1,140,760.49	54
Total	24,785,838.58	479,723.79	5,073,191.89	2,258

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of February 2017

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	25,740	484,539,176.48	7.00000%	412,223,270.68
Total Depreciation Received		(7,248,745.68)		(5,741,684.52)
Principal Amount of Gross Losses	(62)	(1,042,978.00)		(901,180.04)
Repurchase / Reallocation	(101)	(1,511,198.02)		(1,316,728.80)
Early Terminations	(1,172)	(18,251,772.07)		(15,519,690.15)
Scheduled Terminations	(1,006)	(16,555,197.13)		(14,365,669.60)
Pool Balance - End of Period	23,399	439,929,285.58		374,378,317.57

Remaining Pool Balance
Lease Payment				62,652,192.08
Residual Value				311,726,125.49
Total				374,378,317.57

III. DISTRIBUTIONS

Total Collections					58,570,471.50
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					58,570,471.50

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					337,421.18
3. Reimbursement of Sales Proceeds Advance					17,282,703.69
4. Servicing Fee:
Servicing Fee Due					343,519.39
Servicing Fee Paid					343,519.39
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					17,963,644.26

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					0.00

Class A-2a Notes Monthly Interest Paid					0.00
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					0.00

Class A-2b Notes Monthly Interest Paid					0.00
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					226,760.32

Class A-3 Notes Monthly Interest Paid					226,760.32
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of February 2017

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	98,750.00

Class A-4 Notes Monthly Interest Paid	98,750.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	325,510.32
Total Note and Certificate Monthly Interest Paid	325,510.32
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	40,281,316.92

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	37,844,953.11

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	37,844,953.11
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	2,436,363.81

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of February 2017

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			4,464,286.43
Required Reserve Account Amount			13,392,859.29
Beginning Reserve Account Balance			13,392,859.29
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			13,392,859.29
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			2,436,363.81
Gross Reserve Account Balance			15,829,223.10
Remaining Available Collections Released to Seller			2,436,363.81
Total Ending Reserve Account Balance			13,392,859.29

V. POOL STATISTICS

Weighted Average Remaining Maturity			8.45
Monthly Prepayment Speed			61%
Lifetime Prepayment Speed			73%

		$	units
Recoveries of Defaulted and Casualty Receivables		892,451.25
Securitization Value of Defaulted Receivables and Casualty Receivables		901,180.04	62
Aggregate Defaulted and Casualty Gain (Loss)		(8,728.79)
Pool Balance at Beginning of Collection Period		412,223,270.68
Net Loss Ratio
Current Collection Period		-0.0021%
Preceding Collection Period		-0.0312%
Second Preceding Collection Period		-0.0035%
Third Preceding Collection Period		-0.0038%

Cumulative Net Losses for all Periods		0.2104%	1,878,862.56

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.90%	3,709,820.93	232
61-90 Days Delinquent	0.25%	1,040,638.52	64
91-120+ Days Delinquent	0.04%	184,732.53	14
More than 120 Days	0.00%	0.00	0
Total Delinquent Receivables:	1.20%	4,935,191.98	310

60+ Days Delinquencies as Percentage of Receivables		Amount	Number
Current Collection Period		0.30%	0.30%
Preceding Collection Period		0.38%	0.37%
Second Preceding Collection Period		0.34%	0.34%
Third Preceding Collection Period		0.29%	0.27%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		24,463,799.58	1,916
Securitization Value		26,528,655.76	1,916
Aggregate Residual Gain (Loss)		(2,064,856.18)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		178,841,550.47	12,919
Cumulative Securitization Value		193,252,223.07	12,919
Cumulative Residual Gain (Loss)		(14,410,672.60)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			28,019,929.96
Reimbursement of Outstanding Advance			17,282,703.69
Additional Advances for current period			16,752,835.05
Ending Balance of Residual Advance			27,490,061.32

Beginning Balance of Payment Advance			892,772.58
Reimbursement of Outstanding Payment Advance			337,421.18
Additional Payment Advances for current period			364,225.05
Ending Balance of Payment Advance			919,576.45

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of February 2017

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	NO